FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1250
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
May 14,2013

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $196,226,097
List of Other Included Managers:

NONE

Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8902	SH	83733		SOLE				83733
ACCESS MIDSTREAM PTN	LP	00434L109	655	SH	16215		SOLE				16215
ALLIANCE RESOURCE PTN	LP	01877R108	537	SH	8434		SOLE				8434
AMERICAN EXPRESS CO	COM	025816109	10095	SH	149646		SOLE				149646
ATHENAHEALTH, INC	COM	04685W103	910	SH	9376		NONE						9376
BAKER HUGHES, INC	COM	057224107	207	SH	4450		SOLE				4450
BERKSHIRE HATHAWAY CL A	COM	084670108	7658	SH	49		SOLE				49
BERKSHIRE HATHAWAY CL B	COM	084670207	4320	SH	41458		SOLE				41458
BUCKEYE PARTNERS	LP	118230101	546	SH	8928		SOLE				8928
BOARDWALK PIPELINE PTN	LP	096627104	666	SH	22710		SOLE				22710
CLEARBRIDGE MLP FUND	COM	184692101	1526	SH	57015		SOLE				57015
COLGATE PALMOLIVE CO	COM	194162103	13291	SH	112603		SOLE				112603
COPANO ENERGY LLC	LP	217202100	943	SH	23279		SOLE				23279
CUMMINS, INC		COM	231021106	3603	SH	31112		SOLE				31112
DOLLAR TREE INC.	COM	256746108	291	SH	6000		SOLE				6000
EMERSON 		COM	291011104	8155	SH	145958		SOLE				145958
ENBRIDGE ENERGY PTN	LP	29250R106	597	SH	19820		SOLE				19820
ENERGY TRANSFER EQUITY	GP	29273V100	731	SH	12503		SOLE				12503
ENERGY TRANSFER PTN	LP	29273R109	533	SH	10509		SOLE				10509
ENTERPRISE PRODUCTS PTN	LP	293792107	2162	SH	35863		SOLE				35863
EV ENERGY PARTNERS	LP	26926V107	215	SH	3934		SOLE				3934
EXPRESS SCRIPTS		COM	302182100	14219	SH	246780		SOLE				246780
EXXON MOBIL CORP	COM	30231G102	1962	SH	21775		SOLE				21775
FEDEX CORP		COM	31428x106	7678	SH	78185		SOLE				78185
INERGY			LP	456615103	534	SH	26158		SOLE				26158
JOHNSON & JOHNSON CO.	COM	478160104	10671	SH	130885		SOLE				130885
KINDER MORGAN ENERGY PT	LP	494550106	626	SH	6972		SOLE				6972
KINDER MORGAN INC	COM	49456B101	9052	SH	234010		SOLE				234010
LINN ENERGY LLC		LLC	536020100	626	SH	16758		SOLE				16758
MAGELLAN MIDSTREAM PTN	LP	559080106	1157	SH	21654		SOLE				21654
MARKWEST ENERGY PTN	LP	570759100	242	SH	3986		SOLE				3986
MERCK & CO INC		COM	589331107	1473	SH	33335		SOLE				33335
NORTHERN TRUST		COM	665859104	6211	SH	113833		SOLE				113833
NUSTAR GRP HOLDINGS	LP	67059L102	505	SH	15544		SOLE				15544
ONEOK PTN		LP	68268N103	911	SH	15870		SOLE				15870
PEPSICO INC		COM	713448108	11041	SH	139563		SOLE				139563
PLAINS ALL-AMERICAN	LP	726503105	1312	SH	23232		SOLE				23232
PROCTOR & GAMBLE CO.	COM	742718109	10648	SH	138181		SOLE				138181
SUBURBAN PROPANE PTN	LP	864482104	545	SH	12247		SOLE				12247
TEEKAY LNG PTN		LP	Y8564M105	885	SH	21370		SOLE				21370
TERRA NITROGEN CO	LP	881005201	239	SH	1084		SOLE				1084
UNITED PARCEL SERV B	COM	911312106	301	SH	3500		SOLE				3500
UNITED TECH CORP	COM	913017109	10213	SH	109317		SOLE				109317
VISA, INC		COM	92826C839	6271	SH	36923		SOLE				36923
WALGREEN CO		COM	931422109	11251	SH	235960		SOLE				235960
WAL MART STORES		COM	931142103	12365	SH	165247		SOLE				165247
WESTERN UNION CO	COM	959802109	8737	SH	580907		SOLE				580907
